Commitments - Disclosure of detailed information about acquisition of royalties and streams (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Gold Resource Corporation [Member] | Back Forty Project [Member] | First Installments [Member]
Disclosure Of Commitments [Line Items]
Installments		$ 5.0
Triggering events	Receipt of all material permits for the construction and operation of the project.	Receipt of all material permits for the construction and operation of the project.
Gold Resource Corporation [Member] | Back Forty Project [Member] | Second Installments [Member]
Disclosure Of Commitments [Line Items]
Installments		$ 25.0
Triggering events	Pro rata to drawdowns with construction finance facility.	Pro rata to drawdowns with construction finance facility.
SolGold plc [Member] | Cascabel Project [Member] | First Installments [Member]
Disclosure Of Commitments [Line Items]
Installments		$ 10.0
Triggering events	Achievement of operational milestones, including execution of the amended investment protection agreement, completion of geotechnical drilling and finalization of the tailings storage facility design sufficient for a minimum of 10 years of operation.	Achievement of operational milestones, including execution of the amended investment protection agreement, completion of geotechnical drilling and finalization of the tailings storage facility design sufficient for a minimum of 10 years of operation.
SolGold plc [Member] | Cascabel Project [Member] | Second Installments [Member]
Disclosure Of Commitments [Line Items]
Installments		$ 10.0
Triggering events	Achievement of operational milestones, including submission of all final permit applications for the construction and operation of the project.	Achievement of operational milestones, including submission of all final permit applications for the construction and operation of the project.
SolGold plc [Member] | Cascabel Project [Member] | Third Installments [Member]
Disclosure Of Commitments [Line Items]
Installments		$ 195.0
Triggering events	Pro rata to drawdowns with construction finance facility.	Pro rata to drawdowns with construction finance facility.
Falco Resources Ltd. [Member] | Horne 5 project [Member] | First Installments [Member]
Disclosure Of Commitments [Line Items]
Installments	$ 45.0
Triggering events	Receipt of all necessary material third-party approvals, licenses, rights of way, surface rights on the property and all material construction permits, positive construction decision, and raising a minimum of C$135.0 million in non-debt financing and demonstrating that the financial assurance required to allow Falco to proceed with the commencement of mining activities can be satisfied, as applicable.	Receipt of all necessary material third-party approvals, licenses, rights of way, surface rights on the property and all material construction permits, positive construction decision, and raising a minimum of C$135.0 million in non-debt financing and demonstrating that the financial assurance required to allow Falco to proceed with the commencement of mining activities can be satisfied, as applicable.
Falco Resources Ltd. [Member] | Horne 5 project [Member] | Second Installments [Member]
Disclosure Of Commitments [Line Items]
Installments	$ 60.0
Triggering events	Upon total projected capital expenditure having been demonstrated to be financed.	Upon total projected capital expenditure having been demonstrated to be financed.
Falco Resources Ltd. [Member] | Horne 5 project [Member] | Third Installments [Member]
Disclosure Of Commitments [Line Items]
Installments	$ 40.0
Triggering events	Payable with fourth installment, at sole election of Osisko, to increase the silver stream to 100% of payable silver (from 90%).	Payable with fourth installment, at sole election of Osisko, to increase the silver stream to 100% of payable silver (from 90%).